091-18109

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

Mail Processing Section
DEC 11 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

14011513

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI ACWI Low Carbon Target Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

CRBN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, London, Hong Kong, SIX Swiss, Tokyo, Madrid, Philippines, Abu Dhabi, NASDAQ, BSE India, Xetra, Euronext Paris, ASX, Thailand, Taiwan, Euronext Amsterdam, Sao Paolo, Euronext Brussels, Toronto, Santiago, Oslo, Istanbul, OMX Nordic Stockholm, Colombia, Athens, Mexico, Korea, Vienna, JSE, Dubai, Singapore, Milan, Indonesia, New Zealand, Malaysia, Warsaw, Tel Aviv, Dublin, Doha, OMX Nordic Copenhagen, NYSE MKT, Shenzhen, Egypt, NASDAQ Dubai, OMX Nordic Helsinki, Euronext Lisbon, JASDAQ, GreTai, Prague, MICEX

RECEIVED
2014 DEC 12 AM 8:55
SEC / TM

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Chief Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2838

Manual Signature of Official Responsible for Form:

[signature]

December 10, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 11 2014

SEC 2449 (1/99)

NYSE

Martha Redding
Chief Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
mredding@nyx.com

RECEIVED
2014 DEC 12 AM 8:55
SEC / MR

Via Overnight Mail

December 10, 2014

SEC
Mail Processing
Section
DEC 11 2014
Washington DC
404

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) Submissions

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

iShares MSCI ACWI Low Carbon Target ETF (CRBN)
Deutsche X-trackers MSCI EMU Hedged Equity ETF (DBEZ)
iShares iBonds Dec 2020 Corporate ETF (IBDL)
Cambria Global Asset Allocation ETF (GAA)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

If you have any questions, please do not hesitate to call me at (212) 656-2838.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 11 2014